Expense Example - TUTTLE - RAREVIEW HUMANOID ROBOTICS ETF [Member]	Oct. 15, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	$ 430